Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021 Remaining	$ 1,427
2022	3,320	$ 1,620
2023	3,553	1,633
2024	3,525	1,647
2025	2,578	1,675
2025		1,363
Thereafter		570
Thereafter	3,385
Total	$ 17,788	$ 8,508